Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Warrant Activities

There was no warrant activities during the year ended December 31, 2023. The summary of warrant activities for the years ended December 31, 2025 and 2024 were as follows:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Warrants Outstanding as of December 31, 2023	-	-	-
Warrants Exercisable as of December 31, 2023	-	-	-
Warrants Granted	302	960	-
Warrants Exercised	131	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of December 31, 2024	171	$960	4.30
Warrants Exercisable as of December 31, 2024	-	-	-
Warrants Granted	-	-	-
Warrants Exercised	151	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of December 31, 2025*	20	960	3.30
Warrants Exercisable as of December 31, 2025*	20	$960	3.30

*	Giving retroactive effect to the 200 to 1 reverse share split on January 26, 2026.